NOTE 5 – INCOME TAXES	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
NOTE 5 – INCOME TAXES

NOTE 5 – INCOME TAXES

The provision (benefit) for income taxes for the years ended December 31, 2020 and 2019 were as follows, assuming a 21% effective tax rate:

For the fiscal year ended December 31,

	2020	2019
Current tax provision:
Federal
Taxable income	$—	$—

Total current tax provision	$—	$—

Deferred tax provision:
Federal
Loss carryforwards	$72,874	$61,286
Change in valuation allowance	(72,874)	(61,286)

Total deferred tax provision	$—	$—

As of December 31, 2020, the Company had approximately $347,018 in tax loss carryforwards that can be utilized in future periods to reduce taxable income through 2040.

The Company provided a valuation allowance equal to the deferred income tax assets for the period from March 2, 2017 (inception) to December 31, 2020 because it is not presently known whether future taxable income will be sufficient to utilize the tax loss carryforwards.

The Company has no uncertain tax positions.